SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net loss per ordinary share (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ (27,343)	$ (1,979,816)	$ (92,869)	$ (3,313,410)
Denominator:
Weighted average shares outstanding, basic	7,905,891	23,000,000	5,102,113	23,000,000
Weighted average shares outstanding, diluted	7,905,891	23,000,000	5,102,113	23,000,000
Basic net loss per ordinary share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Diluted net loss per ordinary share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Non-redeemable Class A and B ordinary shares
Numerator:
Allocation of net loss, as adjusted	$ (31,508)	$ (784,179)	$ (136,361)	$ (1,312,398)
Denominator:
Weighted average shares outstanding, basic	9,110,000	9,110,000	8,285,141	9,110,000
Weighted average shares outstanding, diluted	9,110,000	9,110,000	8,285,141	9,110,000
Basic net loss per ordinary share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)
Diluted net loss per ordinary share	$ 0.00	$ (0.09)	$ (0.02)	$ (0.14)